Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
December 31, 2025
RRS-NPRT1-0226
1.825846.120
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (e)(g)(h)(i)	500,000	0
UNITED STATES - 0.5%
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (e)	85,000	83,920
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (e)	81,600	73,862
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (e)	181,345	177,965
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (e)	100,000	97,745
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (e)	100,000	99,024
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (e)	100,000	98,158
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (e)	250,000	250,934
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (e)	221,000	222,591
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (e)	201,000	201,729
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (e)	336,000	336,863
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (e)	121,000	120,361
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.2501% 5/17/2039 (e)(g)(h)	237,555	238,283
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (e)	238,000	236,700
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (e)	295,000	293,782
TOTAL UNITED STATES		2,531,917
TOTAL ASSET-BACKED SECURITIES (Cost $3,116,146)		2,531,917

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.8%
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.6155% 9/15/2038 (e)(g)(h)	106,000	96,201
BANK Series 2020-BN30 Class MCDG, 2.918% 12/15/2053 (e)(g)(i)	264,000	137,208
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	134,000	119,078
BANK Series 2021-BN38 Class C, 3.3253% 12/15/2064 (g)	554,000	465,476
BANK Series 2022-BNK41 Class C, 3.9157% 4/15/2065 (g)	567,000	507,252
BANK Series 2022-BNK42 Class C, 4.7228% 6/15/2055 (g)	500,000	456,213
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (e)	180,000	131,888
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (e)	141,000	97,181
BANK Series 2022-BNK44 Class A5, 5.7434% 11/15/2055 (g)	100,000	106,497
BANK Series 2025-BNK51 Class B, 5.895% 12/25/2067 (g)	175,000	180,065
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6992% 4/15/2053 (g)	500,000	429,276
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	178,000	166,085
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (g)	750,000	636,503
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (e)	163,000	122,045
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.3608% 9/15/2048 (e)(g)(i)	417,000	176,364
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	100,000	98,104
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (e)	250,000	179,035
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.441% 11/15/2041 (e)(g)(h)	84,000	84,312
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (e)(g)(i)	84,000	67,429
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (e)(g)	105,000	80,001
BMO Mortgage Trust Series 2023-C5 Class B, 6.6941% 6/15/2056 (g)	250,000	263,837
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (e)(g)	100,000	103,410
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (e)(g)	56,000	55,894
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.9386% 11/15/2042 (e)(g)(h)	250,000	250,687
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (e)(g)	789,000	713,385
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (e)(g)	100,000	101,782
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (e)(g)	200,000	214,794
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.4403% 4/15/2040 (e)(g)(h)	226,661	227,793
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.0835% 12/15/2038 (e)(g)(h)	184,725	184,501
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.8106% 10/15/2036 (e)(g)(h)	198,000	197,753
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (e)(g)	284,000	262,109
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.6395% 6/15/2041 (e)(g)(h)	200,000	199,503
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.688% 6/15/2041 (e)(g)(h)	500,000	500,580
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.6903% 11/15/2041 (e)(g)(h)	56,137	56,310
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.6889% 11/15/2041 (e)(g)(h)	189,576	189,147
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.1001% 1/15/2039 (e)(g)(h)	100,000	99,812
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.9501% 1/15/2039 (e)(g)(h)	100,000	99,977
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.0491% 1/15/2039 (e)(g)(h)	157,000	156,199
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (e)(g)	250,000	253,888
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (g)	232,000	216,660
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (e)	56,000	48,787
Computershare Corporate Trust Series 2020-C58 Class C, 3.162% 7/15/2053	1,000,000	848,086
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.6386% 8/15/2041 (e)(g)(h)	200,000	199,916
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.1815% 6/15/2034 (e)(h)	80,000	42,826
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (g)	750,000	715,523
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (e)(g)	100,000	100,518
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (e)(g)	200,000	204,281
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.3136% 8/10/2044 (e)(g)	63,000	21,460
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (e)(i)	42,000	126
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (e)(g)	200,000	203,250
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (e)(g)	900,000	890,225
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (e)(g)	163,000	159,801
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (e)	54,000	53,293
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (e)	151,000	101,366
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.0655% 4/15/2038 (e)(g)(h)	210,000	209,999
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (e)(g)	100,000	98,868
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.82% 8/15/2038 (e)(g)(h)	99,185	98,315
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.4654% 4/15/2038 (e)(g)(h)	80,000	80,100
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.0654% 4/15/2038 (e)(g)(h)	160,000	160,199
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.6155% 7/15/2038 (e)(g)(h)	105,000	104,679
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.8155% 7/15/2038 (e)(g)(h)	100,000	99,397
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.0093% 1/15/2039 (e)(g)(h)	80,000	79,903
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	542,000	485,179
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (e)(g)	103,985	102,976
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.539% 6/15/2044 (e)(g)(j)	4,951,499	18,226
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1051% 7/15/2049 (e)(g)	112,000	106,899
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	231,000	218,737
Morgan Stanley Capital I Trust Series 2021-L5 Class C, 3.156% 5/15/2054	513,000	445,699
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (e)(g)	162,000	156,291
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.6828% 5/15/2056 (g)	250,000	266,031
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (e)(g)	224,000	226,364
NYC Commercial Mortgage Trust Series 2025-77C Class B, 4.984% 1/10/2036 (e)(g)	100,000	100,561
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (e)(g)	100,000	100,834
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 6.4655% 7/15/2038 (e)(g)(h)(i)	100,000	34,328
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.2155% 7/15/2038 (e)(g)(h)	100,000	18,562
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (e)	350,000	299,250
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (e)	105,549	107,573
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (e)	158,000	168,220
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 6.6904% 11/15/2034 (e)(g)(h)	100,000	100,250
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.9386% 11/15/2034 (e)(g)(h)	100,000	100,250
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (e)(g)	150,000	135,642
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.3501% 10/15/2041 (e)(g)(h)	112,000	112,681
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 6.8384% 11/15/2038 (e)(g)(h)	105,694	105,600
SREIT Trust Series 2021-MFP2 Class F, CME Term SOFR 1 month Index + 2.7327%, 6.4827% 11/15/2036 (e)(g)(h)	100,000	99,969
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.78% 11/15/2036 (e)(g)(h)	128,000	127,729
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.4806% 10/15/2034 (e)(g)(h)	164,000	164,046
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.416% 11/15/2036 (e)(g)(h)	100,000	99,814
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.065% 11/15/2036 (e)(g)(h)	42,000	41,766
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.989% 2/15/2042 (e)(g)(h)	100,000	98,892
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (e)	255,000	183,850
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class B, 3.375% 8/15/2052	785,000	721,354
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	100,000	85,506
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2022% 3/15/2045 (e)(g)	220,000	155,318
WFCM Series 2022-C62 Class C, 4.3447% 4/15/2055 (g)	500,000	426,367
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (e)(i)	294,000	180,196
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (e)(g)	140,000	70,000
TOTAL UNITED STATES		19,070,112
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,401,174)		19,070,112

Common Stocks - 14.4%
	Shares	Value ($)
AUSTRALIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Anglogold Ashanti Plc (South Africa)	17,600	1,523,155
BHP Group Ltd	50,142	1,513,241
Glencore PLC	365,000	1,995,332

TOTAL AUSTRALIA		5,031,728
AUSTRIA - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Mondi PLC	51,212	624,797
BRAZIL - 1.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PRIO SA/Brazil (d)	70,700	534,403
Materials - 1.0%
Chemicals - 0.2%
Yara International ASA	23,300	956,964
Metals & Mining - 0.8%
Gerdau SA	188,300	700,659
Vale SA	128,200	1,683,521
Wheaton Precious Metals Corp	15,010	1,764,609
		4,148,789
TOTAL MATERIALS		5,105,753
TOTAL BRAZIL		5,640,156
CANADA - 3.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp	8,400	769,161
Cameco Corp (United States)	114	10,430
Canadian Natural Resources Ltd (c)	39,930	1,352,479
Hemlo Mining Corp (d)	38,500	145,299
Imperial Oil Ltd	21,900	1,892,027
PrairieSky Royalty Ltd	1,800	35,448
TOTAL ENERGY		4,204,844
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	76	5,596
Materials - 2.5%
Chemicals - 0.8%
Nutrien Ltd	60,510	3,734,951
Metals & Mining - 1.6%
Agnico Eagle Mines Ltd/CA	14,700	2,492,859
Alamos Gold Inc Class A	27,470	1,060,734
Barrick Mining Corp	26,700	1,163,086
Franco-Nevada Corp	8,110	1,681,087
G Mining Ventures Corp (d)	24,300	734,550
Hudbay Minerals Inc	18,400	365,305
Teck Resources Ltd Class B	1,780	85,216
		7,582,837
Paper & Forest Products - 0.1%
West Fraser Timber Co Ltd	10,360	633,805
TOTAL MATERIALS		11,951,593
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp	1,142	14,444
TOTAL CANADA		16,176,477
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	27,400	1,211,060
Lundin Mining Corp	64,000	1,375,542

TOTAL CHILE		2,586,602
CHINA - 0.6%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Beijing Capital International Airport Co Ltd H Shares (d)	16,365	5,804
Materials - 0.6%
Metals & Mining - 0.6%
MMG Ltd (d)	1,092,000	1,230,529
Zijin Mining Group Co Ltd H Shares	398,000	1,823,619
TOTAL MATERIALS		3,054,148
TOTAL CHINA		3,059,952
FINLAND - 0.3%
Industrials - 0.0%
Machinery - 0.0%
Wartsila OYJ Abp	183	6,538
Materials - 0.3%
Paper & Forest Products - 0.3%
UPM-Kymmene Oyj	58,280	1,684,841
TOTAL FINLAND		1,691,379
GERMANY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG (d)	45	6,313
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	892	16,890
TOTAL GERMANY		23,203
HONG KONG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	5,416	101,602
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	1,074	11,167
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	174	18,926
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	92	24,254
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	31	10,025

TOTAL MEXICO		53,205
NORWAY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	61,900	480,216
SOUTH AFRICA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglo American PLC	13,147	543,793
Impala Platinum Holdings Ltd	11,100	174,438
Northam Platinum Holdings Ltd	2,450	49,874
Valterra Platinum Ltd	6,400	542,007

TOTAL SOUTH AFRICA		1,310,112
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (e)(f)	285	9,177
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	1,134	24,555
TOTAL SPAIN		33,732
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	97	29,477
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	18,300	368,905
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	1,037	30,402
Multi-Utilities - 0.0%
National Grid PLC	2,439	37,411
TOTAL UTILITIES		67,813
TOTAL UNITED KINGDOM		436,718
UNITED STATES - 6.8%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp Class A (d)	105	11,414
Consumer Staples - 1.2%
Food Products - 1.2%
Archer-Daniels-Midland Co	53,820	3,094,112
Bunge Global SA	30,570	2,723,175
TOTAL CONSUMER STAPLES		5,817,287
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp (d)	19,171	660,633
BP PLC	185,800	1,083,579
Cheniere Energy Inc	147	28,575
Chevron Corp	23,742	3,618,518
Diamondback Energy Inc	6,200	932,046
Exxon Mobil Corp	47,130	5,671,625
Kinder Morgan Inc	25,100	689,999
Navigator Holdings Ltd	26,800	464,176
Occidental Petroleum Corp	10,400	427,648
Ovintiv Inc	16,220	635,662
Shell PLC	79,336	2,923,710
Targa Resources Corp	64	11,808
Williams Cos Inc/The	358	21,519
TOTAL ENERGY		17,169,498
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares (United States)	232	9,964
Waste Connections Inc (United States)	136	23,849
		33,813
Construction & Engineering - 0.0%
Argan Inc	20	6,266
EMCOR Group Inc	8	4,894
Ferrovial SE	195	12,682
MasTec Inc (d)	86	18,695
Quanta Services Inc	16	6,753
Sterling Infrastructure Inc (d)	15	4,593
		53,883
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc (d)	389	4,458
GE Vernova Inc	25	16,339
Nextpower Inc Class A (d)	118	10,279
		31,076
Ground Transportation - 0.0%
CSX Corp	160	5,800
Norfolk Southern Corp	43	12,415
Union Pacific Corp	58	13,417
		31,632
Machinery - 0.0%
Caterpillar Inc	17	9,739
Cummins Inc	12	6,125
		15,864
TOTAL INDUSTRIALS		166,268
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices Inc (d)	140	29,982
Broadcom Inc	98	33,918
First Solar Inc (d)	85	22,204
NVIDIA Corp	477	88,961
TOTAL INFORMATION TECHNOLOGY		175,065
Materials - 2.0%
Chemicals - 1.3%
CF Industries Holdings Inc	7,400	572,316
Corteva Inc	84,020	5,631,861
		6,204,177
Containers & Packaging - 0.1%
International Paper Co	8,520	335,602
Metals & Mining - 0.6%
Alcoa Corp	3,400	180,676
Ivanhoe Electric Inc / US (d)	30,900	493,782
Nucor Corp	7,000	1,141,770
Steel Dynamics Inc	7,700	1,304,765
		3,120,993
TOTAL MATERIALS		9,660,772
Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower Inc	120	22,273
Utilities - 0.1%
Electric Utilities - 0.1%
Constellation Energy Corp	165	58,290
Duke Energy Corp	287	33,639
Entergy Corp	271	25,049
Evergy Inc	200	14,498
Exelon Corp	600	26,154
NextEra Energy Inc	805	64,626
NRG Energy Inc	206	32,803
PG&E Corp	1,006	16,166
		271,225
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	459	6,582
Talen Energy Corp (d)	29	10,870
Vistra Corp	212	34,202
		51,654
Multi-Utilities - 0.0%
Ameren Corp	93	9,287
CenterPoint Energy Inc	487	18,672
NiSource Inc	197	8,226
Sempra	557	49,178
		85,363
TOTAL UTILITIES		408,242
TOTAL UNITED STATES		33,430,819
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (d)	44,745	1,199,677
TOTAL COMMON STOCKS (Cost $54,657,925)		71,921,019

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (g)(h)	7,000	171,780
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (g)(h)	17,400	435,473
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (g)(h)	8,600	219,400
Chimera Investment Corp CME Term SOFR 3 month Index + 5.5995%, 10.9014% (g)(h)	5,000	114,300
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (g)(h)	10,787	251,013
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (g)(h)	7,100	151,798
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (g)(h)	23,400	598,806
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (g)(h)	10,300	254,616
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (g)(h)	9,958	254,627
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (g)(h)	6,200	158,782
TOTAL FINANCIALS		2,610,595
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
Braemar Hotels & Resorts Inc 5.5%	2,700	39,987
RLJ Lodging Trust Series A,1.95%	400	9,960
TOTAL REAL ESTATE		49,947
TOTAL UNITED STATES		2,660,542
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,341,404)		2,660,542

Domestic Equity Funds - 24.4%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (b)	747,373	72,749,297
Fidelity Real Estate Equity Central Fund (b)	365,317	49,179,029
TOTAL DOMESTIC EQUITY FUNDS (Cost $125,392,859)		121,928,326

Fixed-Income Funds - 25.2%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (b) (Cost $128,847,107)	1,313,126	125,534,893

Non-Convertible Corporate Bonds - 4.1%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (e)	250,000	271,693
UNITED STATES - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cipher Compute LLC 7.125% 11/15/2030 (e)	40,000	40,739
Flash Compute LLC 7.25% 12/31/2030 (e)	100,000	99,076
Windstream Services LLC 7.5% 10/15/2033 (e)	100,000	102,511
WULF Compute LLC 7.75% 10/15/2030 (e)	115,000	118,479
TOTAL COMMUNICATION SERVICES		360,805
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co Inc 4% 5/1/2031 (e)	350,000	335,083
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (e)	50,000	50,343
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (e)	395,000	368,741
Hyatt Hotels Corp 5.5% 6/30/2034	100,000	103,071
Las Vegas Sands Corp 6% 6/14/2030	100,000	104,791
Times Square Hotel Trust 8.528% 8/1/2026 (e)	47,761	47,879
		1,009,908
Household Durables - 0.1%
Century Communities Inc 6.625% 9/15/2033 (e)	150,000	151,680
LGI Homes Inc 4% 7/15/2029 (e)	170,000	154,925
Tri Pointe Homes Inc 5.25% 6/1/2027	100,000	100,463
		407,068
TOTAL CONSUMER DISCRETIONARY		1,416,976
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP 3.2% 12/1/2031	335,000	306,516
Real Estate - 3.6%
Diversified REITs - 0.8%
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032	250,000	226,190
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	500,000	478,913
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,017,406
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	100,000	101,455
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	100,000	99,439
Safehold GL Holdings LLC 6.1% 4/1/2034	500,000	529,881
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (e)	105,000	97,654
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (e)	195,000	187,262
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (e)	500,000	499,024
VICI Properties LP 5.125% 5/15/2032	750,000	755,189
		3,992,413
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	915,000	766,578
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (e)	75,000	80,095
Omega Healthcare Investors Inc 3.375% 2/1/2031	500,000	466,803
Omega Healthcare Investors Inc 4.5% 4/1/2027	83,000	83,273
Ventas Realty LP 4.75% 11/15/2030	250,000	253,508
		1,650,257
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (e)	40,000	41,056
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (e)	65,000	67,570
		108,626
Industrial REITs - 0.0%
Prologis LP 5% 3/15/2034	176,000	179,252
Real Estate Management & Development - 0.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	150,000	146,380
Americold Realty Operating Partnership LP 5.6% 5/15/2032	250,000	251,691
CoStar Group Inc 2.8% 7/15/2030 (e)	215,000	197,065
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (e)	285,000	286,498
Essex Portfolio LP 4.875% 2/15/2036	200,000	196,049
Extra Space Storage LP 2.35% 3/15/2032	500,000	437,679
		1,515,362
Residential REITs - 0.8%
American Homes 4 Rent LP 2.375% 7/15/2031	750,000	670,427
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	944,529
Invitation Homes Operating Partnership LP 2% 8/15/2031	750,000	655,087
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	970,629
Sun Communities Operating LP 2.7% 7/15/2031	1,000,000	908,728
Sun Communities Operating LP 4.2% 4/15/2032	4,000	3,883
		4,153,283
Retail REITs - 0.4%
Agree LP 5.625% 6/15/2034	3,000	3,135
Brixmor Operating Partnership LP 4.05% 7/1/2030	350,000	345,055
Kite Realty Group LP 5.2% 8/15/2032	300,000	306,504
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	500,000	522,778
Realty Income Corp 4% 7/15/2029	250,000	248,785
Realty Income Corp 5.125% 2/15/2034	250,000	256,123
Simon Property Group LP 4.75% 9/26/2034	500,000	497,277
		2,179,657
Specialized REITs - 1.0%
American Tower Corp 4.05% 3/15/2032	750,000	730,012
Crown Castle Inc 2.25% 1/15/2031	1,250,000	1,116,512
Crown Castle Inc 2.5% 7/15/2031	500,000	446,979
Crown Castle Inc 3.8% 2/15/2028	100,000	99,204
EPR Properties 3.6% 11/15/2031	250,000	231,687
EPR Properties 4.95% 4/15/2028	250,000	251,819
Equinix Inc 3.9% 4/15/2032	250,000	240,275
Millrose Properties Inc 6.25% 9/15/2032 (e)	50,000	50,448
Public Storage Operating Co 5.1% 8/1/2033	500,000	517,477
SBA Communications Corp 3.125% 2/1/2029	500,000	478,273
Weyerhaeuser Co 4% 4/15/2030	250,000	246,569
		4,409,255
TOTAL REAL ESTATE		18,188,105
TOTAL UNITED STATES		20,272,402
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $20,417,046)		20,544,095

Non-Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
UNITED STATES - 1.6%
Financials - 0.6%
Capital Markets - 0.1%
DigitalBridge Group Inc 7.125% Series J	10,240	227,225
DigitalBridge Group Inc Series H, 7.125%	10,730	239,172
DigitalBridge Group Inc Series I, 7.15%	10,552	234,254
		700,651
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp 7.75% Series G (g)	16,000	396,800
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (g)(h)	14,200	358,692
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (g)(h)	23,000	573,160
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (g)(h)	8,800	225,192
Arbor Realty Trust Inc Series D 6.375%	1,500	25,575
Arbor Realty Trust Inc Series F, 6.25% (g)	13,000	282,880
ARMOUR Residential REIT Inc 7% Series C	1,000	20,900
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (g)(h)	2,000	50,420
Pennymac Mortgage Investment Trust 6.75%	1,300	23,998
Pennymac Mortgage Investment Trust 8.125% (g)	2,000	47,980
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (g)(h)	4,200	99,540
Rithm Capital Corp 7% Series D (g)	2,700	66,501
Two Harbors Investment Corp 7.625% Series B (g)	2,896	68,172
Two Harbors Investment Corp 8.125% Series A (g)	3,571	85,918
		2,325,728
TOTAL FINANCIALS		3,026,379
Real Estate - 1.0%
Diversified REITs - 0.3%
Armada Hoffler Properties Inc Series A 6.75%	6,000	126,780
CTO Realty Growth Inc 6.375%	1,000	20,350
Gladstone Commercial Corp Series E 6.625%	3,600	82,764
Gladstone Commercial Corp Series G, 6%	18,200	377,104
Global Net Lease Inc 6.875% Series B	2,200	50,886
Global Net Lease Inc 7.25% Series A	9,300	218,364
Global Net Lease Inc 7.375% Series E	10,000	240,000
Global Net Lease Inc 7.5%	16,700	415,329
		1,531,577
Health Care REITs - 0.0%
Global Medical REIT Inc 7.5% Series A	2,100	51,083
National Healthcare Properties Inc Series A, 7.375%	4,200	80,514
National Healthcare Properties Inc Series B, 7.125%	2,000	36,740
		168,337
Hotel & Resort REITs - 0.3%
Pebblebrook Hotel Trust 6.3% Series F	10,273	194,571
Pebblebrook Hotel Trust 6.375%	17,200	325,252
Pebblebrook Hotel Trust 6.375% Series E	8,700	164,952
Pebblebrook Hotel Trust Series H, 5.7%	10,600	187,514
Sotherly Hotels Inc 7.875% Series C	1,700	29,461
Summit Hotel Properties Inc Series E, 6.25%	6,800	122,876
Summit Hotel Properties Inc Series F, 5.875%	4,000	72,280
Sunstone Hotel Investors Inc Series H, 6.125%	3,500	70,105
Sunstone Hotel Investors Inc Series I, 5.7%	9,600	185,416
		1,352,427
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.625% Series C	4,400	94,248
Rexford Industrial Realty Inc 5.875% Series B	1,200	27,576
		121,824
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75% Series C	18,100	280,731
Vornado Realty Trust 5.25% Series M	1,268	21,404
Vornado Realty Trust Series L, 5.4%	1,000	17,815
		319,950
Residential REITs - 0.0%
American Homes 4 Rent 5.875% Series G	5,200	120,068
American Homes 4 Rent Series H, 6.25%	481	11,620
UMH Properties Inc 6.375% Series D	3,900	84,864
		216,552
Retail REITs - 0.2%
Agree Realty Corp 4.25%	1,500	25,665
Cedar Realty Trust Inc 7.25%	415	7,404
Kimco Realty Corp 5.125%	11,600	234,088
Kimco Realty Corp Series M 5.25%	16,500	340,065
Regency Centers Corp 5.875%	2,000	45,000
Regency Centers Corp 6.25% Series A	4,500	105,120
Saul Centers Inc 6.125% Series D	1,300	27,053
		784,395
Specialized REITs - 0.1%
Digital Realty Trust Inc 5.25%	5,800	120,466
Digital Realty Trust Inc Series L, 5.2%	12,700	259,842
National Storage Affiliates Trust Series A, 6%	200	4,202
Public Storage 4%	2,300	36,708
Public Storage 4%	1,200	19,140
Public Storage Operating Co 5.05% Series G	6,000	121,320
Public Storage Operating Co 5.15% Series F	3,200	66,464
Public Storage Series MM, 4.125%	1,000	16,390
		644,532
TOTAL REAL ESTATE		5,139,594
TOTAL UNITED STATES		8,165,973
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,871,848)		8,165,973

U.S. Treasury Obligations - 23.7%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.41 to 2.20	1,555,784	841,363
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.64	2,152,174	1,139,957
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.53 to 2.54	1,822,675	1,357,985
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.44 to 2.42	255,053	198,773
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.38 to 2.67	2,240,006	1,635,030
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.39 to 2.41	1,137,089	820,771
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.28 to 2.46	430,118	324,638
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.38 to 2.37	790,914	578,361
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 1.67	1,720,954	1,239,328
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.50 to 1.54	3,199,336	2,681,482
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.64	1,643,055	1,282,446
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.60 to 1.00	759,251	752,277
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.54 to 2.29	1,315,853	1,289,396
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.07	1,177,632	1,059,177
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.82 to 2.47	1,777,653	1,791,846
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	1,378,578	1,309,051
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.54 to 1.74	392,789	405,504
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.05 to 1.87	1,118,978	1,235,633
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.61 to 1.92	1,791,686	1,880,388
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.37 to 1.82	1,564,706	1,685,872
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.19 to 2.04	4,028,214	3,821,447
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 1.92	4,277,736	3,988,419
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.90 to 2.47	3,406,369	3,113,471
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.13	4,082,363	4,008,912
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.29 to 2.17	3,596,498	3,394,877
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 1.99	4,101,334	3,800,994
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.43 to 1.85	4,166,267	4,014,881
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.87 to 1.53	2,511,194	2,480,196
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.79 to 1.88	2,620,877	2,590,671
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.98	5,645,726	5,547,107
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.97	4,303,296	4,038,254
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.44 to 1.83	3,873,260	3,827,383
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.49 to 1.72	2,350,777	2,314,845
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.28	4,044,433	3,881,732
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.26 to 1.39	2,945,002	2,904,892
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.07 to 1.27	2,605,272	2,595,018
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	3,913,165	3,815,374
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.46 to 1.84	2,363,194	2,381,300
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.09 to 1.99	2,464,870	2,489,536
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.40 to 1.61	3,784,545	3,804,279
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	4,162,853	4,140,525
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.03	4,866,672	4,887,549
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.77 to 1.97	4,867,344	4,855,450
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.70 to 2.12	4,498,386	4,579,025
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.87 to 2.29	4,194,970	4,284,073
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.13 to 2.43	3,369,837	3,470,632
TOTAL U.S. TREASURY OBLIGATIONS (Cost $123,480,068)			118,540,120

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.79	9,866,513	9,868,486
Fidelity Securities Lending Cash Central Fund (l)(m)	3.77	1,213,566	1,213,687
TOTAL MONEY MARKET FUNDS (Cost $11,082,378)			11,082,173

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $497,607,955)	501,979,170
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,820,469)
NET ASSETS - 100.0%	500,158,701

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,001,499 or 3.4% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,177 or 0.0% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Level 3 security.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,317,141	30,012,458	25,461,066	86,221	45	(92)	9,868,486	9,866,513	0.0%
Fidelity Commodity Strategy Central Fund	71,119,713	1,389,816	2,613,939	1,019,309	(854,420)	3,708,127	72,749,297	747,373	18.2%
Fidelity Floating Rate Central Fund	122,980,128	6,143,272	2,898,636	2,559,211	(47,119)	(642,752)	125,534,893	1,313,126	6.3%
Fidelity Real Estate Equity Central Fund	43,848,213	7,625,353	1,680,211	610,529	(1,083)	(613,243)	49,179,029	365,317	5.3%
Fidelity Securities Lending Cash Central Fund	-	1,294,406	80,606	214	-	(113)	1,213,687	1,213,566	0.0%
Total	243,265,195	46,465,305	32,734,458	4,275,484	(902,577)	2,451,927	258,545,392

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.